Schedule III Supplementary Insurance Information	12 Months Ended
Dec. 31, 2016
Supplementary Insurance Information [Abstract]
Schedule III Schedule III Supplementary Insurance Information

	DAC, DSI, and VOBA	Future policy benefits, losses, claims and loss expenses[1]	Other policy claims and benefits	Premiums	Net investment income	Benefits, claims, losses, and settlement expenses[2]	Amortization of DAC and VOBA	Policy and other operating expenses
2016
Retirement Services	$2,940	$71,810	$148	$53	$2,837	$2,165	$318	$422
Corporate and other	—	4,314	69	187	77	266	—	196
Total	$2,940	$76,124	$217	$240	$2,914	$2,431	$318	$618

2015
Retirement Services	$2,652	$67,211	$167	$121	$2,475	$1,150	$206	$386
Corporate and other	—	4,625	67	74	35	106	—	146
Total	$2,652	$71,836	$234	$195	$2,510	$1,256	$206	$532

2014
Retirement Services				$100	$2,278	$2,570	$124	$380
Corporate and other				—	55	—	—	417
Total				$100	$2,333	$2,570	$124	$797

[1] Represents interest sensitive contract liabilities and future policy benefits on the consolidated balance sheets.
[2] Represents interest sensitive contract benefits, amortization of deferred sales inducements, future policy and other policy benefits, and dividends to policyholders on the consolidated statements of income.

As discussed in Note 1 – Business, Basis of Presentation and Significant Accounting Policies to the consolidated financial statements, the above financial statement schedule has been revised.